Goodwill and Intangible Assets, Net - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Roll Forward]
Beginning Balance, Goodwill	$ 8,649	$ 3,422	$ 3,182
Foreign currency translation	(34)	(47)	122
ComDoc			106
ACS		5,127
EHRO		77
TMS		35
IBS		14
Unamic/HCN	43
Beakaway	33
ESM	28
Concept Group	26
MBM	20
Other Immaterial Acquisitions	38	21	12
Ending Balance, Goodwill	8,803	8,649	3,422
Information Technology [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	2,425	2,425	2,246
Foreign currency translation	(6)	(25)	61
ComDoc			106
ACS		0
EHRO		0
TMS		0
IBS		14
Unamic/HCN	0
Beakaway	0
ESM	0
Concept Group	26
MBM	20
Other Immaterial Acquisitions	(17)	(11)	12
Ending Balance, Goodwill	2,482	2,425	2,425
Services Segment [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	6,216	989	929
Foreign currency translation	(28)	(22)	60
ComDoc			0
ACS		5,127
EHRO		77
TMS		35
IBS		0
Unamic/HCN	43
Beakaway	33
ESM	28
Concept Group	0
MBM	0
Other Immaterial Acquisitions	(21)	(10)	0
Ending Balance, Goodwill	6,313	6,216	989
Other [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	8	8	7
Foreign currency translation	0	0	1
ComDoc			0
ACS		0
EHRO		0
TMS		0
IBS		0
Unamic/HCN	0
Beakaway	0
ESM	0
Concept Group	0
MBM	0
Other Immaterial Acquisitions	0	0	0
Ending Balance, Goodwill	$ 8	$ 8	$ 8